UMB FUND SERVICES, INC.

803 West Michigan Street

Milwaukee, Wisconsin 53233

(414) 299-2000

August 29, 2012

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549

Re:	Gottex Multi-Asset Endowment Fund – II
Registration No.: 811-22412

Ladies and Gentlemen:

On behalf of Gottex Multi-Asset Endowment Fund - II (the “Fund”), enclosed herewith for filing is the Fund’s issuer tender offer statement on Schedule TO. This filing is substantially similar to last months issuer tender offer statement on Schedule TO which was filed July 30, 2012. Questions regarding this filing may be directed to the undersigned at the number provided above.

Sincerely,

/s/ Benjamin D. Schmidt
Benjamin D. Schmidt
Assistant Vice President, Fund Administration

Encl.